Segment information - Schedule of revenue by major customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue, Major Customer [Line Items]
Revenues	$ 123,580	$ 36,736	$ 0
Major commodity trading company
Revenue, Major Customer [Line Items]
Revenues	64,641	14,941	0
Commodity and energy transition company
Revenue, Major Customer [Line Items]
Revenues	24,036	13,078	0
Multi-modal transport company
Revenue, Major Customer [Line Items]
Revenues	$ 28,413	$ 8,717	$ 0
Customer concentration risk | Revenue benchmark | Major commodity trading company
Revenue, Major Customer [Line Items]
Concentration risk (as a percent)	52.00%	41.00%	0.00%
Customer concentration risk | Revenue benchmark | Commodity and energy transition company
Revenue, Major Customer [Line Items]
Concentration risk (as a percent)	19.00%	35.00%	0.00%
Customer concentration risk | Revenue benchmark | Multi-modal transport company
Revenue, Major Customer [Line Items]
Concentration risk (as a percent)	23.00%	24.00%	0.00%